United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/10

Date of Reporting Period:  Quarter ended 4/30/09

Item 1.                      Schedule of Investments

Federated Income Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE RATE MORTGAGES--6.8%
		Federal Home Loan Mortgage Corporation--0.9%
$1,444,278		Federal Home Loan Mortgage Corp. ARM, 4.624%, 5/1/2038	$1,502,770
3,633,009		Federal Home Loan Mortgage Corp. ARM, 5.394%, 1/1/2036	3,775,336
		TOTAL	5,278,106
		Federal National Mortgage Association--5.9%
3,552,183		Federal National Mortgage Association ARM, 4.070%, 7/1/2036	3,686,900
2,247,201		Federal National Mortgage Association ARM, 4.670%, 8/1/2035	2,333,044
4,171,532		Federal National Mortgage Association ARM, 4.790%, 6/1/2038	4,307,345
1,563,618		Federal National Mortgage Association ARM, 4.850%, 6/1/2038	1,617,565
3,638,867		Federal National Mortgage Association ARM, 4.900%, 4/1/2038	3,794,450
7,091,464		Federal National Mortgage Association ARM, 5.670%, 3/1/2037	7,410,254
4,472,355		Federal National Mortgage Association ARM, 5.700%, 12/1/2036	4,670,356
6,918,482		Federal National Mortgage Association ARM, 5.740%, 3/1/2036 - 2/1/2037	7,221,768
		TOTAL	35,041,682
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $38,934,528)	40,319,788
		COLLATERALIZED MORTGAGE OBLIGATIONS--11.2%
		Federal Home Loan Mortgage Corporation--5.0%
7,676,802		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.801%, 4/15/2036	7,481,632
8,114,457		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.781%, 5/15/2036	7,965,640
4,645,153		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.761%, 6/15/2036	4,572,495
8,283,562		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.831%, 7/15/2036	8,124,757
1,613,617		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.851%, 8/15/2036	1,584,792
		TOTAL	29,729,316
		Federal National Mortgage Association--6.2%
988,546		Federal National Mortgage Association REMIC 2005-63 FC, 0.688%, 10/25/2031	959,572
7,006,405		Federal National Mortgage Association REMIC 2006-104 FY, 0.778%, 11/25/2036	6,859,809
7,302,908		Federal National Mortgage Association REMIC 2006-115 EF, 0.798%, 12/25/2036	7,186,158
1,559,910		Federal National Mortgage Association REMIC 2006-43 FL, 0.838%, 6/25/2036	1,522,094
4,936,425		Federal National Mortgage Association REMIC 2006-58 FP, 0.738%, 7/25/2036	4,843,212
6,947,030		Federal National Mortgage Association REMIC 2006-81 FB, 0.788%, 9/25/2036	6,795,197
6,906,674		Federal National Mortgage Association REMIC 2006-85 PF, 0.818%, 9/25/2036	6,717,149
2,087,755		Federal National Mortgage Association REMIC 2006-93 FM, 0.818%, 10/25/2036	2,045,401
		TOTAL	36,928,592
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $68,099,789)	66,657,908
		MORTGAGE-BACKED SECURITIES--90.2%[1]
		Federal Home Loan Mortgage Corporation--54.5%
11,000,000	[2]	4.000%, 6/1/2039	10,951,722
62,164,317	[2]	4.500%, 6/1/2019 - 5/1/2039	63,692,898
93,656,906	[2]	5.000%, 2/1/2019 - 5/1/2039	96,509,077
90,662,645	[2]	5.500%, 12/1/2021 - 5/1/2039	94,072,577
50,405,827		6.000%, 10/1/2020 - 9/1/2038	52,784,842
789,869		6.500%, 9/1/2029	845,251
2,055,022		7.000%, 2/1/2031 - 3/1/2032	2,223,243
2,083,024		7.500%, 12/1/2022 - 2/1/2031	2,242,623
320,660		8.000%, 9/1/2014 - 11/1/2029	343,484
544		9.000%, 11/1/2009	543
17,080		9.500%, 9/1/2016	18,634
10,274		11.500%, 12/1/2014	11,582
		TOTAL	323,696,476
		Federal National Mortgage Association--30.6%
16,232,049		5.000%, 7/1/2034	16,769,225
74,558,936		5.500%, 9/1/2034 - 9/1/2037	77,486,359
51,102,980		6.000%, 6/1/2016 - 10/1/2038	53,596,754
27,830,173	[2]	6.500%, 12/1/2027 - 5/1/2039	29,535,002
2,217,642		7.000%, 7/1/2029 - 2/1/2032	2,407,350
337,850		7.500%, 3/1/2010 - 8/1/2031	363,010
455,782		8.000%, 12/1/2026	484,576
674,331		10.000%, 4/1/2011 - 3/1/2025	749,348
209,696		10.500%, 12/1/2019 - 4/1/2022	230,356
		TOTAL	181,621,980
		Government National Mortgage Association--5.1%
14,836,728	[2]	5.000%, 2/20/2038 - 5/20/2039	15,342,253
5,701,975		5.500%, 11/20/2038	5,931,390
4,954,715		6.500%, 10/20/2038	5,217,740
2,827,762		7.000%, 6/15/2026 - 1/15/2032	3,046,477
10,751		7.500%, 1/15/2031	11,544
277,095		8.000%, 11/15/2023 - 7/15/2030	296,352
200,802		8.500%, 6/15/2030	219,893
		TOTAL	30,065,649
		TOTAL-MORTGAGE BACKED SECURITIES (IDENTIFIED COST $510,941,434)	535,384,105
		MUTUAL FUND--5.9%
35,192,070	[3,4]	Government Obligations Fund, Institutional Shares, 0.260% (AT NET ASSET VALUE)	35,192,070
		REPURCHASE AGREEMENTS--4.3%
$10,726,000	[5]	Interest in $79,811,000 joint repurchase agreement 0.20%, dated 4/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $79,823,858 on 5/19/2009. The securities provided as collateral at the end of the period were U. S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $81,412,195.	10,726,000
14,513,000	[5]	Interest in $63,191,000 joint repurchase agreement 0.23%, dated 4/13/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $63,202,708 on 5/12/2009. The securities provided as collateral at the end of the period were U. S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $64,462,233.	14,513,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	25,239,000
		TOTAL INVESTMENTS--118.4% (IDENTIFIED COST $678,406,821)[6]	702,792,871
		OTHER ASSETS AND LIABILITIES – NET– (18.4)%[7]	(109,387,188)
		TOTAL NET ASSETS--100%	$593,405,683

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6
At April 30, 2009, the cost of investments for federal tax purposes was $678,406,821. The net unrealized appreciation of investments for federal tax purposes was $24,386,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,343,921 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,957,871.

7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 35,192,070
Level 2 – Other Significant Observable Inputs	667,600,801
Level 3 – Significant Unobservable Inputs	---
Total	$ 702,792,871

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009